Tax liabilities	9 Months Ended
Sep. 30, 2023
Tax liabilities
Tax liabilities	Tax liabilities

	09/30/2023	12/31/2022
Income tax and social contribution	274,478	114,493
PIS/COFINS	22,095	20,542
INSS/FGTS	13,604	14,842
Tax on financial transactions	14,577	9,354
Others	8,092	7,634
Total	332,846	166,865